                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                             RULE 24f-2 NOTICE

                                    FOR

                  MEDICAL RESEARCH INVESTMENT FUND, INC.
                           (Name of Registrant)

                  SECURITIES ACT OF 1933 FILE NO. 2-95103

           5847 SAN FELIPE, SUITE 4100, HOUSTON, TEXAS    77057
         (Address of Principal Executive Offices)       (Zip Code)

   MEDICAL RESEARCH INVESTMENT FUND, INC., COMMON STOCK, $.001 PAR VALUE
       (Titles of Securities with Respect to which Notice is Filed)


1. The following information is set forth pursuant to the requirements of Rule 24f-2:

     (i)    Fiscal year for which Notice is filed:                   08/31/95

     (ii)   Amount of registrant's shares which had been
            registered under the Securities Act of 1933
            other than pursuant to Rule 24f-2 but which
            remained unsold at the beginning of such
            fiscal year:                                                    0

     (iii)  The amount of registrant's shares registered
            during the fiscal year other than pursuant
            to Rule 24f-2:                                                  0

     (iv)   The amount of registrant's shares sold during
            the fiscal year:                                       $3,466,971

     (v)    The amount of registrant's shares sold during
            the fiscal year in reliance upon registration
            pursuant to Rule 24f-2:                                $3,466,971

2. An opinion of counsel with respect to the validity of shares accompanies this Notice.

3.   Filing fee with respect to shares specified in 1(v) above:

          Filing Fee (see Computation of Fee)                         $241.24


     WITNESS the due execution hereof this 27th day of October, 1995.



                                   /s/EDWARD L. JAROSKI
                                   --------------------------
                                   Edward L. Jaroski
                                   Vice President

                   MEDICAL RESEARCH INVESTMENT FUND, INC.
                            COMPUTATION OF FEE


1.   Actual aggregate sales price of Registrant's shares
     sold pursuant to Rule 24f-2 during the fiscal period
     for which the 24f-2 notice is filed:                          $3,466,971

2.   Less actual aggregate redemption or repurchase price
     for securities redeemed or repurchased during the
     fiscal year:                                                   2,767,375
                                                                   ----------

     Total amount upon which the fee calculation specified
     in Section 6(b) of the Securities Act of 1933 is based:       $  699,596
                                                                   ==========

     FEE SUBMITTED                                                 $   241.24
                                                                   ----------